Notes Payable Related Parties (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable	$ 693,000	$ 952,000	$ 743,000
Note issued		$ 152,000	316,000
Chief Executive Officer [Member]
Notes payable			$ 743,000	$ 743,000
Due date	December 31, 2021	December 31, 2021
Payment for debt instrument	$ 259,000	$ 54,000
Notes payable issued to related party	$ 693,000	$ 263,000
Interest rate		7.00%
Proceeds from unsecured notes		$ 753,000
Chief Executive Officer [Member] | Maximum [Member]
Interest rate		0.00%
Chief Executive Officer [Member] | Minimum [Member]
Interest rate		10.00%
Chief Executive Officer [Member] | One Note [Member]
Due date		December 31, 2021
Note issued		$ 753,000
Chief Executive Officer [Member] | Two Note [Member]
Note issued		$ 199,000